Schedule of other income (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Other Income
Liability no longer required to be paid	[1]		₨ 44,247	₨ 106,571	₨ 100,492
Gain on termination/rent concession of leases (Refer note 42)				619
Gain on sale of property, plant and equipment (net)			652	770	705
Miscellaneous income			1,659	997	1,165
Total		$ 496	₨ 46,558	₨ 108,957	₨ 102,362

[1]	Liability no longer required to be paid represent trade payables in respect of which the Group does not have any further obligation.